Segment information - Information by Segment on Current Cost of Supplies Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 284,312	$ 316,620	$ 381,314
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,967	3,758	3,930
Interest and other income, of which:	1,724	2,838	915
Interest income	2,372	2,313	1,046
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(288)	257	642
Other	(360)	268	(773)
Total expenditure	259,107	290,556	321,386
Production and manufacturing expenses	23,379	25,240	25,518
Selling, distribution and administrative expenses	12,439	13,433	12,883
Research and development expenses	1,099	1,287	1,075
Exploration expenses	2,411	1,750	1,712
Depreciation, depletion and amortisation charge, of which:	26,872	31,290	18,529
Impairment losses	4,502	8,947	2,313
Impairment reversals	(333)	(762)	(6,177)
Interest expense	4,787	4,673	3,181
Taxation charge/(credit) (CCS basis)	13,492	13,194	21,497
Impairment losses on property, plant and equipment	3,673	8,182	1,799
Goodwill	510	635	361
Intangible assets other than goodwill	319	130	153
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	333	627	6,177
Intangible assets other than goodwill	0	135	0
CCS earnings
Disclosure of operating segments [line items]
Taxation charge/(credit) (CCS basis)	91	203	(444)
CCS earnings	16,792	20,281	41,562
Inter-segment
Disclosure of operating segments [line items]
Revenue	96,944	105,612	132,682
Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	284,676	317,680	392,884
Total expenditure	36,917	39,960	39,476
Production and manufacturing expenses	23,379	25,240	25,518
Selling, distribution and administrative expenses	12,439	13,433	12,883
Research and development expenses	1,099	1,287	1,075
Exploration expenses	2,411	1,750	1,712
Depreciation, depletion and amortisation charge, of which:	26,872	31,290	18,529
Impairment losses	4,502	8,947	2,313
Impairment reversals	(333)	(762)	(6,177)
Interest expense	4,787	4,673	3,181
Integrated Gas
Disclosure of operating segments [line items]
Revenue	37,290	37,645	54,751
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,931	1,951	1,219
Interest and other income, of which:	48	137	(714)
Interest income	8	6	43
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(100)	(22)	101
Other	140	153	(858)
Taxation charge/(credit) (CCS basis)	3,144	2,806	5,901
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		325	3,449
Integrated Gas | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	9,590	7,057	22,221
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	8,715	11,560	18,412
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	24,055	27,356	37,785
Total expenditure	4,442	4,809	5,226
Production and manufacturing expenses	4,153	4,529	4,907
Selling, distribution and administrative expenses	164	154	207
Research and development expenses	125	126	112
Exploration expenses	414	216	240
Depreciation, depletion and amortisation charge, of which:	6,150	8,903	2,211
Impairment losses	564	3,472	115
Impairment reversals	(9)	(324)	(3,449)
Interest expense	189	146	84
Upstream
Disclosure of operating segments [line items]
Revenue	6,606	6,475	8,352
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,189	768	2,111
Interest and other income, of which:	609	671	726
Interest income	18	27	22
Net (losses)/gains on sale and revaluation of non-current assets and businesses	89	209	437
Other	502	435	267
Taxation charge/(credit) (CCS basis)	9,387	8,380	14,078
Impairment losses on property, plant and equipment			320
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		203	2,504
Upstream | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	7,772	8,540	16,258
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	39,939	41,230	52,285
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	7,368	7,890	10,666
Total expenditure	9,790	9,830	10,321
Production and manufacturing expenses	9,351	9,186	9,676
Selling, distribution and administrative expenses	176	326	327
Research and development expenses	263	318	318
Exploration expenses	1,997	1,534	1,472
Depreciation, depletion and amortisation charge, of which:	11,223	12,463	10,334
Impairment losses	327	1,360	950
Impairment reversals	(75)	(206)	(2,504)
Interest expense	806	507	345
Marketing
Disclosure of operating segments [line items]
Revenue	120,089	130,559	149,439
Share of profit/(loss) of joint ventures and associates (CCS basis)	6	561	249
Interest and other income, of which:	(432)	73	(82)
Interest income	1	9	0
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(399)	1	(169)
Other	(34)	63	87
Taxation charge/(credit) (CCS basis)	894	851	918
Marketing | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	1,894	3,057	2,292
Marketing | CCS earnings | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings		104	158
Marketing | Inter-segment
Disclosure of operating segments [line items]
Revenue	4,938	5,299	6,195
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	107,210	118,912	140,368
Total expenditure	10,681	11,142	10,149
Production and manufacturing expenses	1,322	1,463	1,293
Selling, distribution and administrative expenses	9,150	9,427	8,631
Research and development expenses	209	252	225
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	3,866	2,477	2,027
Impairment losses	1,633	430	479
Impairment reversals	(1)	(1)	(151)
Interest expense	56	53	47
Chemicals and Products
Disclosure of operating segments [line items]
Revenue	90,918	97,080	115,541
Share of profit/(loss) of joint ventures and associates (CCS basis)	648	577	362
Interest and other income, of which:	121	64	222
Interest income	79	57	24
Net (losses)/gains on sale and revaluation of non-current assets and businesses	6	(46)	265
Other	36	53	(67)
Taxation charge/(credit) (CCS basis)	177	(210)	928
Impairment losses on property, plant and equipment			257
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	114
Chemicals and Products | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	1,757	1,482	4,380
Chemicals and Products | CCS earnings | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings		(104)	(158)
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Revenue	38,381	42,816	48,999
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	114,972	123,337	147,069
Total expenditure	8,392	9,598	9,564
Production and manufacturing expenses	6,605	7,394	7,100
Selling, distribution and administrative expenses	1,636	2,022	2,303
Research and development expenses	151	182	161
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	4,700	6,269	3,162
Impairment losses	1,319	2,777	357
Impairment reversals	(114)	(90)	(73)
Interest expense	70	61	21
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue	29,366	44,819	53,190
Share of profit/(loss) of joint ventures and associates (CCS basis)	(807)	(96)	(7)
Interest and other income, of which:	242	75	57
Interest income	2	12	(2)
Net (losses)/gains on sale and revaluation of non-current assets and businesses	119	110	8
Other	121	(47)	51
Taxation charge/(credit) (CCS basis)	99	1,320	(292)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	134
Renewables and Energy Solutions | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(1,229)	3,089	(1,027)
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Revenue	4,971	4,707	6,791
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	31,074	40,170	57,024
Total expenditure	2,915	3,763	3,547
Production and manufacturing expenses	1,934	2,610	2,520
Selling, distribution and administrative expenses	887	1,058	972
Research and development expenses	94	95	55
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	907	1,159	777
Impairment losses	658	908	412
Impairment reversals	(134)	(141)	0
Interest expense	6	4	2
Corporate
Disclosure of operating segments [line items]
Revenue	43	42	41
Share of profit/(loss) of joint ventures and associates (CCS basis)	0	(3)	(4)
Interest and other income, of which:	1,136	1,818	706
Interest income	2,264	2,202	959
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(3)	5	0
Other	(1,125)	(389)	(253)
Taxation charge/(credit) (CCS basis)	(209)	47	(36)
Corporate | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(2,992)	(2,944)	(2,562)
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	(3)	15	(28)
Total expenditure	697	818	669
Production and manufacturing expenses	14	58	22
Selling, distribution and administrative expenses	426	446	443
Research and development expenses	257	314	204
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	26	19	18
Impairment losses	1	0	0
Impairment reversals	0	0	0
Interest expense	$ 3,660	3,902	2,682
Corporate1 | CCS earnings | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
CCS earnings		$ 133	$ 101